Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Disaggregated revenue, net by major source was as follows for the years ended December 31, (in thousands):

	2022	2021	2020
Electric Motorcycles
Electric motorcycles	$13,171	$8,706	$12,846
Parts, accessories and apparel	828	999	1,473

	$13,999	$9,705	$14,319
STACYC (1)
Electric balance bikes	$29,669	$23,130	$14,602
Parts, accessories and apparel	3,165	2,971	1,942

	$32,834	$26,101	$16,544

Total Revenue, net	$46,833	$35,806	$30,863